Income Taxes (Tables)	12 Months Ended
Mar. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation

Reconciliation between our effective tax rate and the United States statutory rate is as follows:

	Year Ended March 31, 2020	Year Ended March 31, 2019
Expected federal tax rate	21.0%	21.0%
Change in valuation allowance	(21.0%)	(21.0%)
Effective tax rate	0.0%	0.0%

Schedule of Deferred Tax Assets and Liabilities

Significant components of our deferred tax assets consist of the following:

	March 31, 2020	March 31, 2019
Net operating loss carryforwards	$128,193	$91,434
Valuation allowance	(128,193)	(91,434)
Net deferred tax assets	$-	$-